Government Grants and Subsidies (Details) - Schedule of Government Subsidies Received ¥ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Schedule of Government Subsidies Received [Abstract]
Rental payment for factory space and dormitories located in Shenzhen (offset against cost of sales)			$ 247,000
Salaries of Hong Kong employees (offset against selling, general and administrative expenses)	0	¥ 1,000	62,000
Employment subsidy (included in other income)	0
Total	$ 0		$ 309,000